OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING SEGMENTS [Abstract]
Breakdown of Assets Corresponding to Group's Reportable Segments and Distribution of Total Revenue, Operating Revenue and Non-current Assets from Segment
(i)
The following table presents information recorded in the results and for certain items of the assets corresponding to the Group’s reportable segments (in millions of soles) as of December 31, 2022, 2021 and 2020:

	Income (*)
2022	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization	Income tax	Net profit	Additions of fixed asset, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	13,510	518	7,828	3,139	(1,448)	(452)	(1,625)	4,258	590	177,907	157,485
Banco de Crédito de Bolivia	865	9	325	167	(69)	(24)	(112)	68	15	12,698	11,838
	14,375	527	8,153	3,306	(1,517)	(476)	(1,737)	4,326	605	190,605	169,323
Insurance and Pension funds
Pacífico Seguros y subsidiarias	3,763	63	727	620	–	(50)	(12)	452	80	15,905	13,504
Prima AFP	354	4	–	354	–	(23)	(48)	110	29	735	238
	4,117	67	727	974	–	(73)	(60)	562	109	16,640	13,742
Microfinance
Mibanco	2,750	–	2,139	31	(597)	(76)	(165)	425	96	17,226	14,444
Mibanco Colombia (****)	375	–	236	45	(45)	(13)	(7)	14	8	1,530	1,290
	3,125	–	2,375	76	(642)	(89)	(172)	439	104	18,756	15,734
Investment Banking and Wealth Management	923	90	98	666	–	(41)	(15)	21	41	14,051	10,670
Other segments	453	41	165	748	–	(4)	(127)	(603)	61	3,476	2,606
Eliminations	–	–	–	–	–	–	–	–	–	(6,774)	(4,901)

Total consolidated	22,993	725	11,518	5,770	(2,159)	(683)	(2,111)	4,745	920	236,754	207,174

	Income (*)
2021	External	From other segments (**)	Net interest, similar income and expenses	Other income, net (***)	Provision for credit losses on loan portfolio	Depreciation and amortization	Income tax	Net profit	Additions of fixed asset, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	11,146	368	6,192	3,262	(1,034)	(441)	(1,275)	3,391	449	184,740	166,411
Banco de Crédito de Bolivia	891	10	337	157	(17)	(23)	(63)	72	27	13,800	12,965
	12,034	378	6,529	3,419	(1,051)	(464)	(1,338)	3,463	476	198,540	179,376
Insurance and Pesion funds
Pacífico Seguros y subsidiarias	3,544	64	610	228	–	(57)	(5)	(130)	81	16,491	14,194
Prima AFP	407	1	(4)	406	–	(21)	(65)	146	12	840	265
	3,951	65	606	634	–	(78)	(70)	16	93	17,331	14,459
Microfinance
Mibanco	2,114	–	1,860	(12)	(504)	(78)	(143)	266	50	16,163	13,800
Mibanco Colombia (****)	302	–	229	35	(4)	(14)	(16)	43	8	1,393	1,159
	2,416	–	2,089	23	(508)	(92)	(159)	309	58	17,556	14,959
Investment banking and wealth management	866	73	89	767	1	(45)	(25)	147	11	14,744	12,990
Other segments	182	33	47	80	(1)	(4)	(69)	(263)	2	3,377	2,634
Eliminations	–	–	–	–	–	–	–	–	–	(6,701)	(6,609)
Total consolidated	19,452	549	9,360	4,923	(1,559)	(683)	(1,661)	3,672	640	244,847	217,809

(*)	Comprising total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.
(**)	Comprising income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
(***)	Comprising other income (include income and expenses for commissions) and insurance underwriting result.

	Income (*)
2020	External	From other segments (**)	Net interest, similar income and expenses	Otros income, net (***)	Provision for credit losses on loan portfolio	Depreciation y amortization	Income tax	Net profit	Additions of fixed asset, intangibles and goodwill	Total assets	Total liabilities
Universal Banking
Banco de Crédito del Perú	10,808	412	5,992	2,797	(4,637)	(428)	(51)	619	464	180,766	164,632
Banco de Crédito de Bolivia	773	7	330	103	(252)	(23)	139	(74)	16	12,472	11,781
	11,548	419	6,322	2,898	(4,889)	(451)	88	545	480	193,238	176,413
Insurance and pension funds
Pacífico Seguros y subsidiarias	3,211	57	526	602	–	(59)	(2)	195	49	16,025	13,039
Prima AFP	389	2	(8)	388	–	(21)	(67)	148	7	1,108	408
	3,600	59	518	990	–	(80)	(69)	343	56	17,133	13,447
Microfinance
Mibanco	1,972	–	1,506	24	(1,118)	(86)	142	(379)	51	15,649	13,540
Mibanco Colombia (****)	238	–	165	28	(75)	(14)	19	(51)	13	1,208	993
	2,210	–	1,671	52	(1,193)	(100)	161	(430)	64	16,857	14,533
Investment Banking and Wealth Management	1,102	31	70	920	–	(35)	(34)	(78)	29	11,715	9,995
Other segments	(78)	16	(12)	(96)	2	(4)	(36)	(46)	4	3,484	2,531
Eliminations	–	–	–	–	–	–	–	–	–	(5,021)	(4,958)

Total consolidated	18,415	525	8,569	4,766	(6,080)	(670)	110	334	633	237,406	211,961

(*)	Comprising total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.
(**)	Comprising income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
(***)	Comprising other income (including income and expenses for commissions) and insurance underwriting result.
(****)	Banco Compartir S.A. and Edyficar S.A.S merged in October 2020 to form Mibanco Colombia.

(ii)
The following table shows (in millions of soles) the distribution of the total revenue, operating revenue and non-current assets of the Group; all assigned based on the location of the clients and assets, respectively, as of December 31, 2022, 2021 and 2020:

	2022				2021				2020
	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities	Total income (*)	Operating income (**)	Total non current assets (***)	Total liabilities
Peru	16,127	11,518	4,325	181,210	17,330	8,682	3,773	188,505	16,485	8,411	3,825	187,291
Bermuda	5,151	(28)	134	2,123	18	(17)	134	2,174	(14)	(22)	134	1,930
Panama (****)	295	105	3	8,384	309	103	30	10,389	261	(73)	32	7,321
Cayman Islands	72	72	–	139	17	–	–	88	97	112	–	83
Bolivia	960	377	113	11,885	978	373	121	13,012	853	357	101	11,870
Colombia	193	132	22	2,283	601	213	415	2,610	566	144	451	2,607
United States of America	8	–	5	15	33	1	1	5	33	–	3	6
Chile	187	4	119	1,132	166	1	131	1,026	134	(2)	171	853
Others	–	–	3	3	–	–	–	–	–	–	–	–
Total consolidated	22,993	12,180	4,724	207,174	19,452	9,356	4,605	217,809	18,415	8,927	4,717	211,961

(*)	Including total interest and similar income, other income and net premiums earned from insurance activities.
(**)	Operating income includes the income from interest and similar expenses from banking activities and insurance underwriting result.
(***)	Non-current assets consist of property, furniture and equipment (fixed assets), intangible assets and goodwill and right-for-use assets, net.
(****)	In August 2021, the merger by absorption between ASB Bank Corp. and Atlantic Security Bank (absorbed entity) was carried out. See more detail in Note 2(a).